Servicing of Residential Loans - Servicing Revenue and Fees (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing Asset At Amortized Value Additional Disclosures [Abstract]
Servicing fees	$ 173,147		$ 143,473		$ 339,180	$ 263,345	$ 544,544	$ 274,713	$ 126,610
Incentive and performance fees	41,482		41,379		84,339	75,104	156,279	105,073	45,596
Ancillary and other fees	20,087		18,586		42,740	34,397	77,091	39,184	13,971
Servicing revenue and fees	234,716		203,438		466,259	372,846	777,914	418,970	186,177
Amortization of servicing rights	(10,188)	(11,117)	(11,209)	(11,324)	(21,305)	(22,533)	(42,583)	(50,461)	(28,623)
Change in fair value of servicing rights	(83,552)		65,077		(131,186)	44,002	48,058	0	0
Net servicing revenue and fees	$ 140,976		$ 257,306		$ 313,768	$ 394,315	$ 783,389	$ 368,509	$ 157,554